UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2012

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments:

Putnam International Value Fund Fund

The fund's portfolio
9/30/11 (Unaudited)

COMMON STOCKS (98.1%)(a)
	Shares	Value

Air freight and logistics (0.7%)

Deutsche Post AG (Germany)	118,920	$1,522,434

		1,522,434
Auto components (0.7%)

Valeo SA (France)	33,028	1,389,262

		1,389,262
Automobiles (3.8%)

Fiat SpA (Italy)	172,467	933,670

Nissan Motor Co., Ltd. (Japan)	602,000	5,323,133

Porsche Automobil Holding SE (Preference) (Germany)	35,170	1,686,423

		7,943,226
Beverages (1.7%)

Anheuser-Busch InBev NV (Belgium)	66,138	3,513,417

		3,513,417
Capital markets (0.4%)

Macquarie Group, Ltd. (Australia)	40,645	871,652

		871,652
Chemicals (4.2%)

Arkema (France)	17,463	1,015,847

BASF SE (Germany)	57,482	3,493,582

JSR Corp. (Japan)	90,400	1,554,833

Lanxess AG (Germany)	15,144	729,190

Potash Corp. of Saskatchewan, Inc. (Canada)	33,300	1,451,293

Uralkali (Russia)	77,791	537,677

		8,782,422
Commercial banks (11.4%)

Australia & New Zealand Banking Group, Ltd. (Australia)	118,244	2,201,529

Banco Santander Central Hispano SA (Spain)	156,869	1,284,565

Barclays PLC (United Kingdom)	1,013,257	2,491,916

BNP Paribas SA (France)	64,322	2,550,294

China Construction Bank Corp. (China)	2,359,000	1,408,077

DBS Group Holdings, Ltd. (Singapore)	171,000	1,534,442

DnB NOR ASA (Norway)	140,810	1,411,099

HSBC Holdings PLC (London Exchange) (United Kingdom)	524,106	4,001,693

Industrial and Commercial Bank of China, Ltd. (China)	2,048,000	990,257

KB Financial Group, Inc. (South Korea)	7	229

Mitsubishi UFJ Financial Group, Inc. (Japan)	628,600	2,826,936

National Bank of Canada (Canada)	34,720	2,324,311

Sberbank OJSC (Russia)	389,570	842,443

		23,867,791
Computers and peripherals (2.2%)

Asustek Computer, Inc. (Taiwan)	222,580	1,662,306

Gemalto NV (Netherlands)	34,149	1,630,746

Lenovo Group, Ltd. (China)	1,804,000	1,206,606

		4,499,658
Construction and engineering (2.1%)

Carillion PLC (United Kingdom)	417,965	2,160,424

Vinci SA (France)	49,043	2,109,422

		4,269,846
Construction materials (0.7%)

BBMG Corp. (China)	765,000	565,556

China Shanshui Cement Group, Ltd. (China)	1,428,000	940,439

		1,505,995
Diversified financial services (2.5%)

ING Groep NV GDR (Netherlands)(NON)	367,536	2,591,069

ORIX Corp. (Japan)	34,630	2,700,288

		5,291,357
Diversified telecommunication services (1.0%)

BCE, Inc. (Canada)	53,293	2,005,634

		2,005,634
Electric utilities (0.9%)

Fortum OYJ (Finland)	75,589	1,778,134

		1,778,134
Electrical equipment (1.7%)

LS Corp. (South Korea)	14,525	878,072

Mitsubishi Electric Corp. (Japan)	310,000	2,747,089

		3,625,161
Energy equipment and services (0.5%)

Technip SA (France)	11,968	959,383

		959,383
Food and staples retail (1.1%)

Lawson, Inc. (Japan)	40,800	2,307,390

		2,307,390
Food products (3.5%)

Ajinomoto Co., Inc. (Japan)	256,000	3,029,331

Kerry Group PLC Class A (Ireland)	61,329	2,150,769

Suedzucker AG (Germany)	59,640	1,695,105

Zhongpin, Inc. (China)(NON)	44,000	334,400

		7,209,605
Health-care equipment and supplies (0.7%)

BioMerieux (France)	16,766	1,463,918

		1,463,918
Hotels, restaurants, and leisure (0.6%)

TUI Travel PLC (United Kingdom)	585,773	1,352,283

		1,352,283
Household durables (1.3%)

Persimmon PLC (United Kingdom)	277,055	1,960,702

Skyworth Digital Holdings, Ltd. (China)	2,506,000	848,537

		2,809,239
Household products (1.7%)

Henkel AG & Co. KGaA (Germany)	17,551	934,153

Reckitt Benckiser Group PLC (United Kingdom)	51,823	2,624,800

		3,558,953
Independent power producers and energy traders (2.2%)

China Resources Power Holdings Co., Ltd. (China)	724,000	1,093,044

China WindPower Group, Ltd. (China)(NON)	9,200,000	427,236

Electric Power Development Co. (Japan)	77,800	2,293,946

International Power PLC (United Kingdom)	177,821	843,910

		4,658,136
Industrial conglomerates (1.8%)

LG Corp. (South Korea)	20,723	1,033,016

Siemens AG (Germany)	29,140	2,636,994

		3,670,010
Insurance (5.8%)

ACE, Ltd.	56,086	3,398,812

Allianz SE (Germany)	35,581	3,353,825

AXA SA (France)	114,615	1,490,675

Prudential PLC (United Kingdom)	304,520	2,611,207

SCOR (France)	54,046	1,167,109

		12,021,628
Leisure equipment and products (0.4%)

Altek Corp. (Taiwan)	829,418	825,342

		825,342
Machinery (1.6%)

Fiat Industrial SpA (Italy)(NON)	126,916	947,921

Invensys PLC (United Kingdom)	307,851	1,071,841

Metso Corp. OYJ (Finland)	42,536	1,241,473

		3,261,235
Media (2.8%)

Kabel Deutschland Holding AG (Germany)(NON)	43,616	2,355,056

Virgin Media, Inc. (United Kingdom)	60,000	1,461,000

WPP PLC (Ireland)	230,355	2,128,251

		5,944,307
Metals and mining (2.2%)

Fortescue Metals Group, Ltd. (Australia)	251,465	1,045,081

Rio Tinto PLC (United Kingdom)	43,926	1,943,533

Xstrata PLC (United Kingdom)	126,047	1,583,699

		4,572,313
Multiline retail (0.6%)

PPR SA (France)	9,504	1,228,083

		1,228,083
Multi-utilities (3.1%)

Atco, Ltd. Class I (Canada)	43,400	2,573,653

Centrica PLC (United Kingdom)	521,080	2,399,750

GDF Suez (France)	49,514	1,481,633

		6,455,036
Office electronics (0.9%)

Canon, Inc. (Japan)	40,500	1,834,588

		1,834,588
Oil, gas, and consumable fuels (10.9%)

BG Group PLC (United Kingdom)	128,717	2,455,548

BP PLC (United Kingdom)	689,176	4,141,168

Inpex Corp. (Japan)	323	1,991,619

Nexen, Inc. (Canada)	89,015	1,389,794

Petroleo Brasileiro SA ADR (Brazil)	35,500	796,975

Royal Dutch Shell PLC Class B (United Kingdom)	250,971	7,809,354

Total SA (France)	96,371	4,256,201

		22,840,659
Pharmaceuticals (8.8%)

Astellas Pharma, Inc. (Japan)	55,600	2,098,755

AstraZeneca PLC (United Kingdom)	37,182	1,649,305

Mitsubishi Tanabe Pharma (Japan)	86,900	1,611,875

Novartis AG (Switzerland)	128,092	7,156,653

Sanofi (France)	67,310	4,426,937

Teva Pharmaceutical Industries, Ltd. ADR (Israel)	39,100	1,455,302

		18,398,827
Real estate investment trusts (REITs) (1.2%)

CFS Retail Property Trust (Australia)(R)	841,295	1,414,676

Dexus Property Group (Australia)	1,297,177	1,025,748

		2,440,424
Real estate management and development (1.9%)

Henderson Land Development Co., Ltd. (Hong Kong)	219,000	971,829

Mitsubishi Estate Co., Ltd. (Japan)	107,000	1,732,717

Soho China, Ltd. (China)	2,067,500	1,285,020

		3,989,566
Road and rail (0.4%)

ComfortDelgro Corp., Ltd. (Singapore)	836,000	831,946

		831,946
Semiconductors and semiconductor equipment (0.8%)

Rohm Co., Ltd. (Japan)	32,800	1,705,744

		1,705,744
Software (0.7%)

Konami Corp. (Japan)	42,400	1,424,426

		1,424,426
Specialty retail (0.9%)

JB Hi-Fi, Ltd. (Australia)(S)	49,559	719,627

Yamada Denki Co., Ltd. (Japan)	16,050	1,121,226

		1,840,853
Tobacco (1.1%)

Japan Tobacco, Inc. (Japan)	490	2,287,419

		2,287,419
Trading companies and distributors (1.7%)

Mitsui & Co., Ltd. (Japan)	247,400	3,582,966

		3,582,966
Wireless telecommunication services (4.9%)

China Mobile, Ltd. (China)	161,500	1,575,518

NTT DoCoMo, Inc. (Japan)	1,949	3,554,907

Vodafone Group PLC (United Kingdom)	1,986,080	5,138,120

		10,268,545

Total common stocks (cost $226,648,210)		$204,608,813

U.S. TREASURY OBLIGATIONS (0.1%)
	Principal amount	Value

U.S. Treasury Inflation Index Notes 2s, January 15, 2014(i)	122,262	130,244

Total U.S. treasury Obligations (cost $130,244)		$130,244

SHORT-TERM INVESTMENTS (2.8%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.16%(d)	700,220	$700,220

Putnam Money Market Liquidity Fund 0.10%(e)	3,295,235	3,295,235

SSgA Prime Money Market Fund 0.02% (i)(P)	230,000	230,000

U.S. Treasury Bill zero%, March 22, 2012(i)	$92,000	91,982

U.S. Treasury Bills with effective yields ranging from 0.055% to 0.072%, July 26, 2012(SEGSF)	332,000	331,805

U.S. Treasury Bills with an effective yield of 0.079%, June 28, 2012(SEGSF)	389,000	388,766

U.S. Treasury Bills with effective yields ranging from 0.085% to 0.088%, May 3, 2012(SEGSF)	270,000	269,859

U.S. Treasury Bills with an effective yield of 0.109%, February 9, 2012(SEGSF)	141,000	140,944

U.S. Treasury Bills with effective yields ranging from 0.116% to 0.141%, November 17, 2011(SEGSF)	419,000	418,930

Total short-term investments (cost $5,867,742)		$5,867,741

TOTAL INVESTMENTS

Total investments (cost $232,646,196)(b)		$210,606,798

FORWARD CURRENCY CONTRACTS at 9/30/11 (aggregate face value $166,991,347) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Buy	10/19/11	$10,740,928	$11,618,272	$(877,344)
	British Pound	Sell	10/19/11	2,620,130	2,674,631	54,501
	Canadian Dollar	Buy	10/19/11	1,693,496	1,785,303	(91,807)
	Euro	Sell	10/19/11	1,633,972	1,701,967	67,995
	Norwegian Krone	Buy	10/19/11	1,053,247	1,141,614	(88,367)
	Swedish Krona	Buy	10/19/11	4,633,791	4,958,616	(324,825)
	Swiss Franc	Buy	10/19/11	2,439,171	2,570,647	(131,476)
Barclays Bank PLC
	Australian Dollar	Sell	10/19/11	1,733,904	1,874,280	140,376
	British Pound	Sell	10/19/11	1,758,208	1,793,531	35,323
	Canadian Dollar	Sell	10/19/11	2,683,913	2,827,188	143,275
	Euro	Buy	10/19/11	20,530	21,389	(859)
	Hong Kong Dollar	Sell	10/19/11	1,421,845	1,420,421	(1,424)
	Japanese Yen	Buy	10/19/11	327,963	330,364	(2,401)
	Swiss Franc	Sell	10/19/11	287,137	302,199	15,062
Citibank, N.A.
	British Pound	Buy	10/19/11	325,369	331,843	(6,474)
	Danish Krone	Buy	10/19/11	557,078	582,769	(25,691)
	Euro	Sell	10/19/11	1,637,863	1,706,521	68,658
	Hong Kong Dollar	Sell	10/19/11	654,894	653,522	(1,372)
	Norwegian Krone	Buy	10/19/11	1,268,076	1,375,769	(107,693)
	Singapore Dollar	Buy	10/19/11	728,906	784,385	(55,479)
	Swiss Franc	Sell	10/19/11	1,944,995	2,050,335	105,340
Credit Suisse AG
	Australian Dollar	Sell	10/19/11	3,988,832	4,313,331	324,499
	British Pound	Sell	10/19/11	5,039,229	5,141,210	101,981
	Canadian Dollar	Sell	10/19/11	119,589	125,966	6,377
	Euro	Buy	10/19/11	114,728	119,587	(4,859)
	Japanese Yen	Buy	10/19/11	1,794,038	1,782,599	11,439
	Norwegian Krone	Sell	10/19/11	504,555	547,729	43,174
	Swedish Krona	Buy	10/19/11	3,982,874	4,264,006	(281,132)
	Swiss Franc	Buy	10/19/11	1,289,630	1,357,626	(67,996)
Deutsche Bank AG
	Australian Dollar	Buy	10/19/11	153,983	166,147	(12,164)
	British Pound	Sell	10/19/11	640,115	642,976	2,861
	Canadian Dollar	Sell	10/19/11	888,255	935,842	47,587
	Euro	Buy	10/19/11	4,218,511	4,394,089	(175,578)
	Swiss Franc	Buy	10/19/11	1,195,832	1,260,261	(64,429)
Goldman Sachs International
	Australian Dollar	Buy	10/19/11	2,278,364	2,463,219	(184,855)
	British Pound	Sell	10/19/11	2,711,040	2,764,967	53,927
	Euro	Sell	10/19/11	2,636,066	2,746,764	110,698
	Japanese Yen	Buy	10/19/11	4,548,555	4,536,271	12,284
	Norwegian Krone	Buy	10/19/11	1,710,670	1,855,624	(144,954)
	Swedish Krona	Sell	10/19/11	1,044,970	1,118,589	73,619
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/19/11	2,383,537	2,576,852	(193,315)
	British Pound	Buy	10/19/11	1,825,531	1,862,475	(36,944)
	Euro	Buy	10/19/11	854,491	890,049	(35,558)
	Hong Kong Dollar	Sell	10/19/11	2,167,752	2,165,701	(2,051)
	Norwegian Krone	Buy	10/19/11	658,858	714,972	(56,114)
	Swiss Franc	Buy	10/19/11	984,374	1,035,685	(51,311)
JPMorgan Chase Bank, N.A.
	Australian Dollar	Sell	10/19/11	414,688	373,260	(41,428)
	British Pound	Buy	10/19/11	3,425,507	3,446,800	(21,293)
	Canadian Dollar	Sell	10/19/11	2,829,642	2,981,688	152,046
	Euro	Buy	10/19/11	697,226	726,580	(29,354)
	Hong Kong Dollar	Sell	10/19/11	1,148,564	1,147,546	(1,018)
	Japanese Yen	Buy	10/19/11	1,889,842	1,878,519	11,323
	Norwegian Krone	Sell	10/19/11	2,020,098	2,189,790	169,692
	Singapore Dollar	Buy	10/19/11	851,513	912,223	(60,710)
	Swedish Krona	Sell	10/19/11	1,953,510	2,091,431	137,921
	Swiss Franc	Buy	10/19/11	583,664	614,871	(31,207)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Sell	10/19/11	792,382	855,686	63,304
	British Pound	Buy	10/19/11	833,181	849,706	(16,525)
	Canadian Dollar	Buy	10/19/11	66,353	18,922	47,431
	Euro	Sell	10/19/11	703,130	732,615	29,485
	Israeli Shekel	Buy	10/19/11	705,276	713,915	(8,639)
	Japanese Yen	Buy	10/19/11	10,289,355	10,227,178	62,177
	Swedish Krona	Sell	10/19/11	725,455	778,104	52,649
	Swiss Franc	Buy	10/19/11	882,401	928,073	(45,672)
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/19/11	1,031,685	1,115,902	(84,217)
	Canadian Dollar	Sell	10/19/11	793,177	835,510	42,333
	Euro	Buy	10/19/11	677,903	700,019	(22,116)
	Israeli Shekel	Buy	10/19/11	705,303	712,907	(7,604)
UBS AG
	Australian Dollar	Sell	10/19/11	2,479,413	2,681,067	201,654
	British Pound	Buy	10/19/11	1,309,753	1,336,033	(26,280)
	Canadian Dollar	Sell	10/19/11	1,903,088	2,004,437	101,349
	Euro	Buy	10/19/11	4,288,421	4,502,329	(213,908)
	Israeli Shekel	Sell	10/19/11	1,460,813	1,478,947	18,134
	Norwegian Krone	Sell	10/19/11	890,553	966,364	75,811
	Swiss Franc	Buy	10/19/11	1,145,675	1,207,077	(61,402)
Westpac Banking Corp.
	Australian Dollar	Buy	10/19/11	3,143,089	3,396,935	(253,846)
	British Pound	Sell	10/19/11	2,161,209	2,204,623	43,414
	Canadian Dollar	Sell	10/19/11	2,084,148	2,195,073	110,925
	Euro	Buy	10/19/11	3,707,266	3,862,975	(155,709)
	Japanese Yen	Sell	10/19/11	14,121,838	14,036,139	(85,699)

Total						$(1,454,475)

Key to holding's currency abbreviations

Key to holding's abbreviations
ADR	American Depository Receipts
GDR	Global Depository Receipts
OJSC	Open Joint Stock Company

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2011 through September 30, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $208,663,871.
(b)	The aggregate identified cost on a tax basis is $240,163,628, resulting in gross unrealized appreciation and depreciation of $8,709,813 and $38,488,869, respectively, or net unrealized depreciation of $29,779,056.
(NON)	Non-income-producing security.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $665,717. The fund received cash collateral of $700,220 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $607 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $21,129,801 and $22,479,467 , respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(i)	Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts.
(P)	The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $2,090,189 to cover certain derivatives contracts.
	ADR and GDR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United Kingdom	22.8%
	Japan	21.8
	France	11.2
	Germany	8.8
	China	5.1
	Canada	4.7
	United States	4.0
	Australia	3.5
	Switzerland	3.4
	Ireland	2.0
	Netherlands	2.0
	Belgium	1.7
	Finland	1.4
	Taiwan	1.2
	Singapore	1.1
	South Korea	0.9
	Italy	0.9
	Israel	0.7
	Norway	0.7
	Russia	0.7
	Spain	0.6
	Hong Kong	0.5
	Brazil	0.3

	Total	100.0%
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. The fund had an average contract amount of approximately $278,900,000 on forward currency contracts for the reporting period.
	Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $170,000 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $2,482,852 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $1,242,567.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$1,461,000	$21,871,595	$—
Consumer staples	334,400	18,542,384	—
Energy	2,186,769	21,613,273	—
Financials	5,723,123	42,759,295	—
Health care	1,455,302	18,407,443	—
Industrials	—	20,763,598	—
Information technology	—	9,464,416	—
Materials	1,988,970	12,871,760	—
Telecommunication services	2,005,634	10,268,545	—
Utilities	2,573,653	10,317,653	—
Total common stocks	17,728,851	186,879,962	—
U.S Treasury obligations	$—	$130,244	$—
Short-term investments	3,525,235	2,342,506	—

Totals by level	$21,254,086	$189,352,712	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts		(1,454,475)

Totals by level	$—	$(1,454,475)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$2,738,624	$4,193,099

Total	$2,738,624	$4,193,099

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 29, 2011

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 29, 2011

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2012

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments:

Putnam Small Cap Growth Fund

The fund's portfolio
9/30/11 (Unaudited)

COMMON STOCKS (98.7%)(a)
	Shares	Value

Aerospace and defense (1.3%)

Ducommun, Inc.(S)	7,872	$117,923

Esterline Technologies Corp.(NON)(S)	9,300	482,112

GeoEye, Inc.(NON)	15,700	445,095

LMI Aerospace, Inc.(NON)	19,700	336,082

		1,381,212
Airlines (0.5%)

Alaska Air Group, Inc.(NON)	9,600	540,384

		540,384
Auto components (0.5%)

Standard Motor Products, Inc.	38,400	498,048

		498,048
Beverages (0.3%)

Coca-Cola Bottling Co. Consolidated	5,700	316,122

		316,122
Biotechnology (4.4%)

Alexion Pharmaceuticals, Inc.(NON)	6,060	388,204

AVEO Pharmaceuticals, Inc.(NON)	21,500	330,885

BioMarin Pharmaceuticals, Inc.(NON)(S)	17,234	549,248

Cubist Pharmaceuticals, Inc.(NON)(S)	35,137	1,241,038

Human Genome Sciences, Inc.(NON)	23,400	296,946

InterMune, Inc.(NON)	8,400	169,680

Momenta Pharmaceuticals, Inc.(NON)	18,886	217,189

Neurocrine Biosciences, Inc.(NON)	55,100	329,498

Onyx Pharmaceuticals, Inc.(NON)	12,100	363,121

Sciclone Pharmaceuticals, Inc.(NON)(S)	44,808	170,718

Spectrum Pharmaceuticals, Inc.(NON)	26,500	202,195

United Therapeutics Corp.(NON)(S)	7,869	295,009

		4,553,731
Capital markets (0.3%)

E*Trade Financial Corp.(NON)	33,776	307,699

		307,699
Chemicals (5.0%)

Innophos Holdings, Inc.	11,600	462,492

Innospec, Inc.(NON)	19,300	467,253

Koppers Holdings, Inc.	11,753	300,994

LSB Industries, Inc.(NON)(S)	25,181	721,939

Minerals Technologies, Inc.	5,342	263,200

NewMarket Corp.(S)	4,644	705,284

OM Group, Inc.(NON)(S)	31,270	812,082

PolyOne Corp.	46,700	500,157

W.R. Grace & Co.(NON)	30,539	1,016,949

		5,250,350
Commercial banks (0.5%)

East West Bancorp, Inc.	37,000	551,670

		551,670
Commercial services and supplies (1.3%)

Geo Group, Inc. (The)(NON)(S)	23,000	426,880

Healthcare Services Group, Inc.	22,200	358,308

Intersections, Inc.(S)	19,200	246,720

Tetra Tech, Inc.(NON)	18,300	342,942

		1,374,850
Communications equipment (4.8%)

Acme Packet, Inc.(NON)	6,800	289,612

ADTRAN, Inc.(S)	21,500	568,890

Aruba Networks, Inc.(NON)(S)	18,464	386,082

EchoStar Corp. Class A(NON)	80,498	1,820,058

F5 Networks, Inc.(NON)(S)	5,300	376,565

InterDigital, Inc.(S)	6,200	288,796

Loral Space & Communications, Inc.(NON)	8,359	418,786

PC-Tel, Inc.(NON)	22,771	140,042

Plantronics, Inc.	12,797	364,075

Polycom, Inc.(NON)	20,400	374,748

		5,027,654
Computers and peripherals (0.6%)

Silicon Graphics International Corp.(NON)	21,900	261,048

STEC, Inc.(NON)	37,200	377,208

		638,256
Construction and engineering (1.1%)

Layne Christensen Co.(NON)	18,163	419,565

MasTec, Inc.(NON)	41,200	725,532

		1,145,097
Consumer finance (1.0%)

Advance America Cash Advance Centers, Inc.	36,500	268,640

DFC Global Corp.(NON)	24,410	533,359

EZCORP, Inc. Class A(NON)	16	457

First Cash Financial Services, Inc.(NON)(S)	4,600	192,970

		995,426
Containers and packaging (0.5%)

Boise, Inc.	91,954	475,402

		475,402
Distributors (0.3%)

Audiovox Corp. Class A(NON)	58,000	318,420

		318,420
Diversified consumer services (0.7%)

Hillenbrand, Inc.	24,700	454,480

Sotheby's Holdings, Inc. Class A	9,920	273,494

		727,974
Diversified financial services (0.9%)

CBOE Holdings, Inc.	24,900	609,303

Interactive Brokers Group, Inc. Class A	15,900	221,487

MarketAxess Holdings, Inc.	5,900	153,518

		984,308
Diversified telecommunication services (1.3%)

Cincinnati Bell, Inc.(NON)(S)	223,500	690,615

Iridium Communications, Inc.(NON)(S)	54,726	339,301

Premiere Global Services, Inc.(NON)	50,999	327,414

		1,357,330
Electrical equipment (2.4%)

Franklin Electric Co., Inc.	18,163	658,954

Generac Holdings, Inc.(NON)	12,707	239,019

Polypore International, Inc.(NON)(S)	20,020	1,131,530

Powell Industries, Inc.(NON)	16,306	504,997

		2,534,500
Electronic equipment, instruments, and components (2.4%)

Anixter International, Inc.(S)	10,238	485,691

Coherent, Inc.(NON)	4,908	210,848

FEI Co.(NON)(S)	20,200	605,192

Newport Corp.(NON)	18,700	202,147

Tech Data Corp.(NON)	18,849	814,842

TTM Technologies, Inc.(NON)(S)	19,708	187,423

		2,506,143
Energy equipment and services (1.1%)

Complete Production Services, Inc.(NON)	16,100	303,485

Helix Energy Solutions Group, Inc.(NON)(S)	45,822	600,268

TETRA Technologies, Inc.(NON)	35,059	270,655

		1,174,408
Food and staples retail (0.4%)

Andersons, Inc. (The)(S)	13,818	465,114

		465,114
Food products (0.6%)

Darling International, Inc.(NON)(S)	26,000	327,340

Omega Protein Corp.(NON)(S)	32,100	291,468

		618,808
Health-care equipment and supplies (5.5%)

Conmed Corp.(NON)	23,000	529,230

Cooper Companies, Inc. (The)	12,989	1,028,079

Greatbatch, Inc.(NON)	21,900	438,219

Kensey Nash Corp.(NON)	13,200	323,400

OraSure Technologies, Inc.(NON)	92,190	733,832

RTI Biologics, Inc.(NON)	148,000	486,920

Sirona Dental Systems, Inc.(NON)	10,217	433,303

SonoSite, Inc.(NON)	30,900	937,506

STAAR Surgical Co.(NON)(S)	53,031	413,642

Thoratec Corp.(NON)	13,300	434,112

		5,758,243
Health-care providers and services (3.6%)

Air Methods Corp.(NON)	4,600	292,882

AmSurg Corp.(NON)	11,000	247,500

Centene Corp.(NON)	13,100	375,577

HealthSpring, Inc.(NON)	8,100	295,326

Magellan Health Services, Inc.(NON)	10,876	525,311

Metropolitan Health Networks, Inc.(NON)	57,100	259,234

Molina Healthcare, Inc.(NON)(S)	18,600	287,184

MWI Veterinary Supply, Inc.(NON)	6,300	433,566

Omnicare, Inc.	24,900	633,207

WellCare Health Plans, Inc.(NON)	9,273	352,189

		3,701,976
Health-care technology (0.6%)

Computer Programs & Systems, Inc.	9,300	615,195

		615,195
Hotels, restaurants, and leisure (3.9%)

AFC Enterprises(NON)	76,195	901,387

Brinker International, Inc.	26,700	558,564

Cheesecake Factory, Inc. (The)(NON)(S)	12,700	313,055

DineEquity, Inc.(NON)(S)	19,849	763,988

Domino's Pizza, Inc.(NON)(S)	23,355	636,424

Jack in the Box, Inc.(NON)(S)	23,800	474,096

Town Sports International Holdings, Inc.(NON)	53,700	389,862

		4,037,376
Internet and catalog retail (0.6%)

HSN, Inc.(NON)	13,534	448,381

Shutterfly, Inc.(NON)(S)	4,700	193,546

		641,927
Internet software and services (0.5%)

NIC, Inc.	26,921	308,245

ValueClick, Inc.(NON)(S)	15,790	245,692

		553,937
IT Services (2.4%)

CACI International, Inc. Class A(NON)	4,500	224,730

Cardtronics, Inc.(NON)	26,530	608,068

DST Systems, Inc.(S)	10,500	460,215

NeuStar, Inc. Class A(NON)	14,100	354,474

TNS, Inc.(NON)	45,900	862,920

		2,510,407
Leisure equipment and products (0.8%)

Brunswick Corp.(S)	39,100	548,964

Leapfrog Enterprises, Inc.(NON)	78,302	263,878

		812,842
Life sciences tools and services (0.4%)

Sequenom, Inc.(NON)(S)	77,834	396,175

		396,175
Machinery (3.6%)

Cascade Corp.	11,200	373,968

Chart Industries, Inc.(NON)	19,700	830,749

Douglas Dynamics, Inc.	29,500	377,010

ESCO Technologies, Inc.	15,900	405,450

L.B. Foster Co. Class A	17,900	397,917

Lindsay Corp.	4,437	238,711

NACCO Industries, Inc. Class A	3,405	215,877

TriMas Corp.(NON)	29,206	433,709

Valmont Industries, Inc.(S)	6,597	514,170

		3,787,561
Marine (0.5%)

Alexander & Baldwin, Inc.(S)	14,800	540,644

		540,644
Media (2.2%)

Arbitron, Inc.	10,100	334,108

Knology, Inc.(NON)	57,855	750,958

National CineMedia, Inc.	49,500	718,245

Sinclair Broadcast Group, Inc. Class A	65,700	471,069

		2,274,380
Metals and mining (0.5%)

Gold Resource Corp.(S)	22,200	369,630

Rare Element Resources, Ltd. (Canada)(NON)(S)	29,883	151,806

		521,436
Multiline retail (1.6%)

99 Cents Only Stores(NON)	18,700	344,454

Big Lots, Inc.(NON)	18,000	626,940

Dillards, Inc. Class A	12,800	556,544

Gordmans Stores, Inc.(NON)	11,300	135,261

		1,663,199
Office electronics (0.5%)

Zebra Technologies Corp. Class A(NON)	17,500	541,450

		541,450
Oil, gas, and consumable fuels (3.9%)

Clayton Williams Energy, Inc.(NON)(S)	9,200	393,852

CVR Energy, Inc.(NON)	26,300	555,982

Petroquest Energy, Inc.(NON)(S)	30,695	168,823

Rosetta Resources, Inc.(NON)(S)	40,146	1,373,796

Stone Energy Corp.(NON)	46,574	754,965

W&T Offshore, Inc.(S)	42,941	590,868

Western Refining, Inc.(NON)(S)	17,900	223,034

		4,061,320
Paper and forest products (0.5%)

KapStone Paper and Packaging Corp.(NON)	34,779	483,080

		483,080
Personal products (1.4%)

Elizabeth Arden, Inc.(NON)	25,400	722,376

Nu Skin Enterprises, Inc. Class A	18,067	732,075

		1,454,451
Pharmaceuticals (8.4%)

Akorn, Inc.(NON)(S)	32,676	255,200

Elan Corp. PLC ADR (Ireland)(NON)(S)	105,300	1,108,809

Endo Pharmaceuticals Holdings, Inc.(NON)	22,281	623,645

Hi-Tech Pharmacal Co., Inc.(NON)	20,026	672,874

Impax Laboratories, Inc.(NON)	26,209	469,403

ISTA Pharmaceuticals, Inc.(NON)	73,783	254,551

Jazz Pharmaceuticals, Inc.(NON)	33,800	1,403,376

Medicines Co. (The)(NON)	24,700	367,536

Medicis Pharmaceutical Corp. Class A(S)	12,204	445,202

Par Pharmaceutical Cos., Inc.(NON)	19,461	518,052

Questcor Pharmaceuticals, Inc.(NON)(S)	14,600	397,996

Salix Pharmaceuticals, Ltd.(NON)	16,320	483,072

Viropharma, Inc.(NON)(S)	44,784	809,247

Watson Pharmaceuticals, Inc.(NON)(S)	13,519	922,672

		8,731,635
Professional services (0.4%)

Acacia Research - Acacia Technologies (Tracking Stock)(NON)	12,723	457,901

		457,901
Real estate investment trusts (REITs) (1.5%)

CubeSmart(R)	40,800	348,024

Education Realty Trust, Inc.(R)(S)	39,100	335,869

Extra Space Storage, Inc.(R)	20,500	381,915

FelCor Lodging Trust, Inc.(NON)(R)	120,413	280,562

Newcastle Investment Corp.(R)	61,700	251,119

		1,597,489
Road and rail (1.7%)

Avis Budget Group, Inc.(NON)(S)	53,600	518,312

Genesee & Wyoming, Inc. Class A(NON)	25,826	1,201,426

		1,719,738
Semiconductors and semiconductor equipment (5.2%)

Brooks Automation, Inc.	39,500	321,925

Cavium, Inc.(NON)	6,788	183,344

Ceva, Inc.(NON)(S)	19,600	476,476

Cirrus Logic, Inc.(NON)(S)	34,573	509,606

Cypress Semiconductor Corp.(NON)	29,300	438,621

Entegris, Inc.(NON)	117,651	750,613

Entropic Communications, Inc.(NON)	77,600	320,488

GT Advanced Technologies, Inc.(NON)(S)	20,687	145,223

LTX-Credence Corp.(NON)	36,921	195,312

Nanometrics, Inc.(NON)(S)	22,700	329,150

Nova Measuring Instruments, Ltd. (Israel)(NON)	70,900	380,733

Omnivision Technologies, Inc.(NON)(S)	13,700	192,348

Photronics, Inc.(NON)	74,334	370,183

RF Micro Devices, Inc.(NON)(S)	72,600	460,284

Skyworks Solutions, Inc.(NON)	21,500	385,710

		5,460,016
Software (4.4%)

Actuate Corp.(NON)	69,863	385,644

Allot Communications, Ltd. (Israel)(NON)	20,838	203,171

BroadSoft, Inc.(NON)(S)	11,300	342,955

Fair Isaac Corp.	18,400	401,672

Magma Design Automation, Inc.(NON)(S)	120,644	548,930

Manhattan Associates, Inc.(NON)	10,100	334,108

MicroStrategy, Inc.(NON)	2,600	296,582

Monotype Imaging Holdings, Inc.(NON)	47,225	572,839

Synchronoss Technologies, Inc.(NON)(S)	18,098	450,821

TIBCO Software, Inc.(NON)	16,082	360,076

Verint Systems, Inc.(NON)	24,400	641,476

		4,538,274
Specialty retail (7.3%)

ANN, Inc.(NON)	22,086	504,444

Cato Corp. (The) Class A	12,700	286,512

Conn's, Inc.(NON)(S)	35,000	251,300

DSW, Inc. Class A	23,736	1,096,128

Express, Inc.	21,200	430,148

Finish Line, Inc. (The) Class A(S)	31,375	627,186

GameStop Corp. Class A(NON)	20,800	480,480

Genesco, Inc.(NON)(S)	7,294	375,860

GNC Holdings, Inc. Class A(NON)	42,400	853,088

Jos. A. Bank Clothiers, Inc.(NON)(S)	6,784	316,338

Men's Wearhouse, Inc. (The)	6,800	177,344

Sally Beauty Holdings, Inc.(NON)	33,800	561,080

Select Comfort Corp.(NON)(S)	35,488	495,767

Signet Jewelers, Ltd. (Bermuda)(NON)	13,010	439,738

Sonic Automotive, Inc. Class A	66,669	719,359

		7,614,772
Textiles, apparel, and luxury goods (1.3%)

Iconix Brand Group, Inc.(NON)(S)	28,793	454,929

Perry Ellis International, Inc.(NON)(S)	21,784	409,539

Warnaco Group, Inc. (The)(NON)(S)	11,145	513,673

		1,378,141
Trading companies and distributors (2.7%)

Applied Industrial Technologies, Inc.(S)	21,569	585,814

Beacon Roofing Supply, Inc.(NON)(S)	47,000	751,530

DXP Enterprises, Inc.(NON)	37,566	707,368

Fly Leasing, Ltd. ADR (Ireland)	66,153	750,837

		2,795,549
Wireless telecommunication services (0.6%)

NTELOS Holdings Corp.	36,500	647,145

		647,145

Total common stocks (cost $108,574,873)		$103,039,165

SHORT-TERM INVESTMENTS (22.1%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.16%(d)	20,983,238	$20,983,238

Putnam Money Market Liquidity Fund 0.10%(e)	2,122,824	2,122,824

Total short-term investments (cost $23,106,062)		$23,106,062

TOTAL INVESTMENTS

Total investments (cost $131,680,935)(b)		$126,145,227

Key to holding's abbreviations
ADR	American Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2011 through September 30, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $104,376,071.
(b)	The aggregate identified cost on a tax basis is $131,970,559, resulting in gross unrealized appreciation and depreciation of $9,640,384 and $15,465,716, respectively, or net unrealized depreciation of $5,825,332.
(NON)	Non-income-producing security.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $19,742,484. Certain of these securities were sold prior to the close of the reporting period. The fund received cash collateral of $20,983,238 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.
(e)	The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $343 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $11,954,817 and $14,301,495, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$19,967,079	$—	$—
Consumer staples	2,854,495	—	—
Energy	5,235,728	—	—
Financials	4,436,592	—	—
Health care	23,756,955	—	—
Industrials	16,277,436	—	—
Information technology	21,776,137	—	—
Materials	6,730,268	—	—
Telecommunication services	2,004,475	—	—
Total common stocks	103,039,165	—	—
Short-term investments	2,122,824	20,983,238	—

Totals by level	$105,161,989	$20,983,238	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 29, 2011

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 29, 2011